File Nos. 333-174627

811-22564

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 8	☒

GMO SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

with a copy to:

J.B. Kittredge, Esq. GMO Series Trust 40 Rowes Wharf Boston, Massachusetts 02110	Thomas R. Hiller, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199
(Name and address of agents for service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1), or
☐	On , pursuant to paragraph (b), or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

This filing relates only to the 18 series of the Registrant listed on the front cover of the GMO Series Trust Prospectus, dated January 1, 2012, and filed with the Securities and Exchange Commission on December 21, 2011 with Post-Effective Amendment No. 5 under the Securities Act of 1933, as amended, and Amendment No. 7 under the Investment Company Act of 1940, as amended.

GMO SERIES TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 under the Securities Act and Amendment No. 8 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 13th day of January, 2012.

GMO Series Trust

By:	J.B. KITTREDGE*
J.B. Kittredge
Title:	President, Chief Executive Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 6 to GMO Series Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	January 13, 2012

SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	January 13, 2012

MARIA D. FURMAN* Maria D. Furman	Trustee	January 13, 2012

SANDRA WHISTON* Sandra Whiston	Trustee	January 13, 2012

*By:	/s/ Jason Harrison
Jason B. Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of J.B. Kittredge and Sheppard N. Burnett, filed with the SEC as part of the Initial Registration Statement of the Registrant on May 31, 2011, pursuant to Power of Attorney for Maria D. Furman filed with the Securities and Exchange Commission as part of Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 under the 1940 Act on September 15, 2011 and pursuant to Power of Attorney for Sandra Whiston filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 5 to the Registration Statement under the Securities Act and Amendment No. 7 under the 1940 Act on December 21, 2011.

GMO SERIES TRUST JANUARY 2012 485(B) XBRL FILING

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.